Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 209,217	₨ 234,190
Add : Additional provision, net	536,290	370,000
Less : Bad debts written off	(473,036)	(394,973)
Balance at the end of the year	₨ 272,471	₨ 209,217